Net Income and Other Comprehensive Income (Loss) - Reclassification Adjustments of Other Comprehensive Income (Loss) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Unrealized gain or loss on available-for-sale financial assets
Arising during the year				$ 605
Reclassification adjustments
Upon disposal				0
Unrealized gain or loss on available-for- sale financial assets	$ 0	$ 0	$ 0	605
Cash flow hedges
Gain arising during the year				3
Reclassification adjustments included in profit or loss				(2)
Adjusted against the carrying amount of hedged items				(2)
Cash flow hedges	$ 0	$ 0	$ 0	$ (1)